LEASE LIABILITIES	12 Months Ended
Dec. 31, 2022
LEASE LIABILITIES
LEASE LIABILITIES	28. LEASE LIABILITIES

	December 31,
	2021	2022
	RMB	RMB
Lease liabilities
Current	15,173	16,004
Non-current	170,233	166,407
	185,406	182,411